Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental expense for operating leases	$ 436	$ 474	$ 429
Minimum payments for operating leases having initial or remaining non-cancelable terms
2014	244
2015	180
2016	133
2017	99
2018	74
Thereafter	229
Total	$ 959